UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Frank K. Martin            Elkhart, IN          May 9, 2006
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]               [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     24 items

Form 13F Information Table Value Total:     $354,346
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP        Value    Shrs or   SH    Put/   Investment   Other      Sole     Shared    None
                         of                   (x$1000) par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109       938      17,850              SOLE                       17,850
BERKSHIRE HATHAWAY - B   COM     084670207    28,614       9,500              SOLE                        9,373             127
DOLLAR GENERAL           COM     256669102    56,590   3,202,593              SOLE                    3,156,953          45,640
EMMIS COMM.CL A          COM     291525103    29,596   1,849,725              SOLE                    1,820,291          29,434
FIFTH THIRD              COM     316773100    41,215   1,047,118              SOLE                    1,023,973          23,145
GENERAL ELECTRIC         COM     369604103       466      13,400              SOLE                       13,400
HNI CORP                 COM     404251100       230       3,900              SOLE                        3,900
INTEL CORP.              COM     458140100       481      24,700              SOLE                       24,700
JOHNSON & JOHNSON        COM     478160104       453       7,650              SOLE                        7,650
LAMAR ADV.               COM     512815101    57,747   1,097,639              SOLE                    1,083,989          13,650
MERCK & CO.              COM     589331107       352      10,000              SOLE                       10,000
MERCURY GENERAL          COM     589400100    13,237     241,120              SOLE                      239,788           1,332
MICROSOFT CORP.          COM     594918104       729      26,800              SOLE                       26,800
MOHAWK INDUSTRIES, INC.  COM     608190104    26,708     330,869              SOLE                      325,251           5,618
PEPSICO, INC.            COM     713448108       566       9,800              SOLE                        9,800
SKYLINE CORPORATION      COM     830830105       451      10,900              SOLE                       10,900
ST. JOSEPH
  CAPITAL CORPORATION    COM     790595102     2,087      69,000              SOLE                       61,550           7,450
SYSCO CORP.              COM     871829107    26,874     838,510              SOLE                      826,015          12,495
TJX COS., INC.           COM     872540109    18,319     738,070              SOLE                      725,930          12,140
WAL MART STORES          COM     931142103    28,658     606,648              SOLE                      597,253           9,395
WALGREEN CO.             COM     931422109    19,159     444,210              SOLE                      437,345           6,865
WALT DISNEY              COM     254687106       296      10,600              SOLE                       10,600
WELLS FARGO & CO         COM     949746101       294       4,600              SOLE                        4,600
WYETH                    COM     983024100       286       5,900              SOLE                        5,900